Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)		Common stock	Treasury shares		Share premium	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2024		$ 6,327		[1]	$ 85,597,939	$ (7,557,999)	$ (139,487,178)	$ (61,440,911)
Balance (in Shares) at Dec. 31, 2024		63,272,419
Balance (in Shares) at Dec. 31, 2024	[1]
Net loss				[1]			(30,436,921)	(30,436,921)
Repurchase of shares	[1]		$ (195,930)					(195,930)
Repurchase of shares (in Shares)	[1]		65,212
Exercise of incentive shares issued to convertible note holders		$ 200		[1]	5,763,800			5,764,000
Exercise of incentive shares issued to convertible note holders (in Shares)		2,000,000		[1]
Compensation of share-based awards to employees				[1]	1,351,786			1,351,786
Exercise of share-based awards		$ 1,310		[1]	7,638,442			7,639,752
Exercise of share-based awards (in Shares)		13,095,328
Exercise of shares issued to employee		$ 10		[1]	167,920			167,930
Exercise of shares issued to employee (in Shares)		98,724
Conversion of convertible notes into shares		$ 97		[1]	1,599,903			1,600,000
Conversion of convertible notes into shares (in Shares)		969,695		[1]
Balance at Sep. 30, 2025		$ 7,944	$ (195,930)	[1]	102,119,790	(7,557,999)	(169,924,099)	(75,550,294)
Balance (in Shares) at Sep. 30, 2025		79,436,166
Balance (in Shares) at Sep. 30, 2025	[1]		65,212
Balance at Jun. 30, 2025		$ 7,771	$ (195,930)	[1]	93,348,702	(7,557,999)	(158,765,689)	(73,163,145)
Balance (in Shares) at Jun. 30, 2025		77,708,475
Balance (in Shares) at Jun. 30, 2025	[1]		65,212
Net loss				[1]			(11,158,410)	(11,158,410)
Exercise of incentive shares issued to convertible note holders		$ 140		[1]	4,009,860			4,010,000
Exercise of incentive shares issued to convertible note holders (in Shares)		1,400,000		[1]
Compensation of share-based awards to employees				[1]	388,308			388,308
Exercise of share-based awards		$ 3		[1]	3,872,950			3,872,953
Exercise of share-based awards (in Shares)		24,663		[1]
Conversion of convertible notes into shares		$ 30		[1]	499,970			500,000
Conversion of convertible notes into shares (in Shares)		303,028		[1]
Balance at Sep. 30, 2025		$ 7,944	$ (195,930)	[1]	102,119,790	(7,557,999)	(169,924,099)	(75,550,294)
Balance (in Shares) at Sep. 30, 2025		79,436,166
Balance (in Shares) at Sep. 30, 2025	[1]		65,212
Balance at Dec. 31, 2025		$ 8,604	$ (367,632)	[2]	121,762,359	(7,557,999)	(180,933,216)	(67,087,884)
Balance (in Shares) at Dec. 31, 2025		86,042,726
Balance (in Shares) at Dec. 31, 2025	[2]		132,524
Net loss				[2]			(20,946,199)	(20,946,199)
Repurchase of shares	[2]		$ (1,475,445)					(1,475,445)
Repurchase of shares (in Shares)	[2]		794,833
Exercise of incentive shares issued to convertible note holders		$ 50		[2]	884,950			885,000
Exercise of incentive shares issued to convertible note holders (in Shares)		500,000		[2]
Compensation of share-based awards to employees				[2]	915,990			915,990
Exercise of share-based awards		$ 10		[2]	5,937,795			5,937,805
Exercise of share-based awards (in Shares)		100,770		[2]
Exercise of shares issued to employee		$ 2		[2]	30,388			30,390
Exercise of shares issued to employee (in Shares)		17,465		[2]
Conversion of convertible notes into shares		$ 61		[2]	999,939			1,000,000
Conversion of convertible notes into shares (in Shares)		606,060		[2]
Reclassification of equity-classified conversion feature and fair value adjustment on amended convertible notes				[2]	(2,561,000)			(2,561,000)
Balance at Sep. 30, 2026		$ 8,727	$ (1,843,077)	[2]	127,970,421	(7,557,999)	(201,879,415)	(83,301,343)
Balance (in Shares) at Sep. 30, 2026		87,267,021
Balance (in Shares) at Sep. 30, 2026	[2]		927,357
Balance at Jun. 30, 2026		$ 8,693	$ (654,886)	[2]	125,242,581	(7,557,999)	(200,861,301)	(83,822,912)
Balance (in Shares) at Jun. 30, 2026		86,930,401
Balance (in Shares) at Jun. 30, 2026	[2]		295,818
Net loss				[2]			(1,018,114)	(1,018,114)
Repurchase of shares	[2]		$ (1,188,191)					(1,188,191)
Repurchase of shares (in Shares)	[2]		631,539
Compensation of share-based awards to employees				[2]	227,721			227,721
Exercise of share-based awards		$ 3		[2]	2,000,150			2,000,153
Exercise of share-based awards (in Shares)		33,590		[2]
Conversion of convertible notes into shares		$ 31		[2]	499,969			500,000
Conversion of convertible notes into shares (in Shares)		303,030		[2]
Balance at Sep. 30, 2026		$ 8,727	$ (1,843,077)	[2]	$ 127,970,421	$ (7,557,999)	$ (201,879,415)	$ (83,301,343)
Balance (in Shares) at Sep. 30, 2026		87,267,021
Balance (in Shares) at Sep. 30, 2026	[2]		927,357

[1]	Under the share repurchase program, the Group repurchased 65,212 shares during the nine months ended September 30, 2025. The treasury shares are accounted for at cost.
[2]	Under the share repurchase program, the Group repurchased 794,833 shares during the nine months ended September 30, 2026 (631,539 shares were repurchased during the three months ended September 30, 2026.) The treasury shares are accounted for at cost.